Corporate Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Date of incorporation	May 27, 2015
Country of incorporation	Cayman Islands
Address of entity's registered office	PO Box 10240, Harbour Place, 103 South Church Street, George Town, Grant Cayman KY1-1002, Cayman Islands